PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

VOYA VACS SERIES SC FUND
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 41.2%
776,962
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 $ 437,851
0.2
1,701,186
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 860,182
0.4
1,054,000
(1)(2)
AREIT Trust 2019-
CRE3 D, 7.866%,
(TSFR1M + 2.764%),
09/14/2036 994,222
0.5
662,526
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 453,885
0.2
1,710,522
(1)
BANK 2017-BNK4 E,
3.357%,
05/15/2050 979,284
0.5
6,369,284
(1)(2)(3)
BANK 2017-BNK8 XE,
1.432%,
11/15/2050 292,489
0.1
15,852,279
(2)(3)
BANK 2020-BN27 XA,
1.266%,
04/15/2063 918,675
0.4
5,324,833
(2)(3)
BANK 2020-BN30 XA,
1.412%,
12/15/2053 359,178
0.2
4,449,935
(2)(3)
BANK 2021-BN31 XA,
1.427%,
02/15/2054 304,855
0.1
13,730,460
(2)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.703%,
08/15/2052 906,039
0.4
5,710,974
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 342,947
0.2
5,774,126
(2)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.357%,
03/15/2062 281,189
0.1
4,489,366
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B14 XD,
1.399%,
12/15/2062 300,234
0.1
1,841,521
(1)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 1,588,029
0.7
6,797,100
(2)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.913%,
07/15/2053 484,550
0.2
4,792,966
(2)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.628%,
01/15/2054 399,503
0.2
5,534,932
(2)(3)
Benchmark Mortgage
Trust 2021-B23 XA,
1.376%,
02/15/2054 357,041
0.2
10,369,765
(2)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.216%,
04/15/2054 609,313
0.3
1,981,555
(1)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 1,278,570
0.6
1,008,846
(1)(4)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 626,850
0.3
2,537,173
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.512%,
05/25/2052 1,759,301
0.8
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,505,741
(1)(2)
BPR Trust 2021-WILL
E, 11.943%, (US0001M
+ 6.750%),
06/15/2038 $ 1,351,747
0.6
723,659
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 7.093%,
(US0001M + 1.900%),
04/15/2034 707,718
0.3
602,296
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.593%,
(US0001M + 2.400%),
09/15/2036 563,305
0.3
5,312,054
(2)(3)
CD Mortgage Trust
2019-CD8 XA, 1.543%,
08/15/2057 324,775
0.2
846,226
(1)(2)
Citigroup Commercial
Mortgage Trust 2014-
GC19 E, 4.757%,
03/11/2047 717,471
0.3
1,274,158
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 E, 4.847%,
07/10/2049 821,631
0.4
605,308
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 F, 4.847%,
07/10/2049 352,421
0.2
1,550,913
(1)
Citigroup Commercial
Mortgage Trust
2016-P5 D, 3.000%,
10/10/2049 1,120,064
0.5
6,220,215
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.401%,
09/15/2050 274,829
0.1
674,572
(1)(2)
Citigroup COmmercial
Mortgage Trust
2018-C6 D, 5.233%,
11/10/2051 443,818
0.2
370,412
(1)(2)
COMM Mortgage Trust
2013-CR10 F, 5.021%,
08/10/2046 286,411
0.1
548,090
(1)(2)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 481,335
0.2
7,408,414
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K122 X1, 0.971%,
11/25/2030 355,534
0.2
3,918,274
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.095%,
08/25/2036 316,003
0.2
6,637,004
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KG01 X3, 3.230%,
05/25/2029 975,417
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES SC FUND
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,455,653
(1)(4)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 $ 1,054,719
0.5
692,641
(1)(4)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 391,856
0.2
903,444
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 615,277
0.3
2,235,423
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 1,486,910
0.7
3,356,899
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1D,
0.000%,
11/29/2050 2,177,998
1.0
1,505,741
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1E,
0.000%,
11/29/2050 846,595
0.4
1,505,741
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 995,470
0.5
2,415,208
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 1,502,906
0.7
2,036,364
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 1,459,059
0.7
2,992,509
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.021%,
11/27/2050 2,215,238
1.0
2,216,752
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,300,957
0.6
1,158,216
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 1,018,629
0.5
1,178,995
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 980,723
0.5
1,428,647
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 981,977
0.5
1,161,227
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK89,
0.000%,
01/27/2052 643,987
0.3
1,159,119
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 999,978
0.5
1,178,694
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 962,834
0.5
4,818,371
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK89,
0.000%,
01/27/2052 2,130,981
1.0
2,134,237
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.520%,
09/27/2051 1,529,646
0.7
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,624,694
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 $ 1,385,051
0.7
1,974,628
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 1,659,419
0.8
1,362,997
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 793,943
0.4
1,623,791
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 1,356,267
0.6
1,605,421
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 1,274,739
0.6
653,492
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 397,648
0.2
542,067
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 260,672
0.1
1,760,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.394%,
01/05/2034 1,687,348
0.8
401,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP E, 3.990%,
12/05/2038 249,635
0.1
1,069,076
(1)(2)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 D,
5.048%,
01/15/2047 926,280
0.4
3,914,926
(1)(2)
LSTAR Commercial
Mortgage Trust 2016-4
F, 4.760%,
03/10/2049 2,602,024
1.2
1,490,683
(1)(2)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C26 E,
4.512%,
10/15/2048 872,964
0.4
2,367,326
(1)(2)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C26 F,
4.512%,
10/15/2048 1,267,971
0.6
4,684,360
(1)(2)(3)
Morgan Stanley Capital
I 2017-HR2 XD,
1.733%,
12/15/2050 278,613
0.1
478,826
(1)(2)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 311,703
0.1
12,109,378
(2)(3)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.442%,
07/15/2052 638,201
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES SC FUND
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
653,492
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 $ 597,924
0.3
3,011,482
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 2,447,305
1.2
4,842,462
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 3,749,279
1.8
4,104,649
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.440%,
11/08/2049 3,300,263
1.6
2,179,560
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.290%,
03/01/2050 1,710,931
0.8
1,508,752
(1)(4)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 1,123,412
0.5
1,897,233
(1)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 1,335,608
0.6
1,776,774
(1)(4)
RFM Reremic Trust
2022-FRR1 CK64,
0.000%,
03/01/2050 1,205,461
0.6
2,730,209
(4)
Series RR Trust 2014-1
E, 0.000%,
05/25/2047 2,522,754
1.2
1,000,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.852%,
03/15/2037 888,206
0.4
1,505,741
(1)(4)
TPI RE-REMIC Trust
2022-FRR1 AK34,
0.000%,
07/25/2046 1,498,182
0.7
9,593,747
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
1.009%,
10/15/2050 273,526
0.1
6,153,508
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.656%,
08/15/2054 497,682
0.2
4,333,522
(1)(2)
WFRBS Commercial
Mortgage Trust 2013-
C14 D, 4.036%,
06/15/2046 2,361,813
1.1
1,549,708
(1)
WFRBS Commercial
Mortgage Trust 2013-
C17 E, 3.500%,
12/15/2046 1,366,493
0.6
Total Commercial
Mortgage-Backed
Securities
(Cost $88,042,173)
87,763,723
41.2
COLLATERALIZED MORTGAGE OBLIGATIONS : 32.2%
422,109
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.672%,
01/25/2045 321,828
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
363,400
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.759%,
03/25/2046 $ 326,454
0.2
903,444
(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 813,407
0.4
451,722
(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 410,987
0.2
580,653
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.488%,
11/25/2051 426,155
0.2
609,056
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.407%,
12/25/2051 435,166
0.2
743,034
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.390%,
10/25/2051 550,698
0.3
364,332
(2)
Bear Stearns ALT-A
Trust 2005-9 26A1,
3.614%,
11/25/2035 228,374
0.1
534,640
(1)(2)
CIM Trust 2019-
INV3 B1A, 4.688%,
08/25/2049 492,753
0.2
443,702
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.858%,
09/25/2051 308,907
0.1
873,330
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.800%,
(US0001M + 3.650%),
02/25/2040 901,666
0.4
1,054,019
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.217%,
(SOFR30A + 3.150%),
12/25/2041 1,037,274
0.5
451,722
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 9.567%,
(SOFR30A + 4.500%),
01/25/2042 454,402
0.2
602,296
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 413,273
0.2
602,296
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.150%, (US0001M +
3.000%),
01/25/2040 579,454
0.3
301,148
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
8.367%, (SOFR30A +
3.300%),
11/25/2041 299,339
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES SC FUND
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,761,717
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
10.617%, (SOFR30A +
5.550%),
01/25/2043 $ 1,819,792
0.9
413,203
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.186%,
07/25/2048 366,540
0.2
1,585,959
(1)(2)
Flagstar Mortgage
Trust 2019-1INV B2A,
4.540%,
10/25/2049 1,423,541
0.7
1,412,757
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.212%,
03/25/2050 1,217,900
0.6
704,125
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.212%,
03/25/2050 593,425
0.3
340,431
(1)(2)
Freddie Mac STACR
Remic Trust 2020-
DNA2 M2, 7.000%,
(US0001M + 1.850%),
02/25/2050 341,671
0.2
296,591
(1)(2)
Freddie Mac STACR
REMIC Trust 2020-
DNA5 M2, 7.867%,
(SOFR30A + 2.800%),
10/25/2050 301,702
0.1
316,363
(1)(2)
Freddie Mac STACR
REMIC Trust 2020-
HQA2 M2, 8.250%,
(US0001M + 3.100%),
03/25/2050 324,669
0.2
1,174,478
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.467%,
(SOFR30A + 3.400%),
10/25/2041 1,171,783
0.6
903,444
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.717%,
(SOFR30A + 3.650%),
11/25/2041 900,424
0.4
579,270
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.317%,
(SOFR30A + 2.250%),
08/25/2033 571,090
0.3
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.817%,
(SOFR30A + 3.750%),
12/25/2041 1,438,381
0.7
3,011,482
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.467%,
(SOFR30A + 3.400%),
01/25/2042 2,898,393
1.4
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,845,850
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.817%,
(SOFR30A + 4.750%),
02/25/2042 $ 2,839,308
1.3
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.467%,
(SOFR30A + 2.400%),
02/25/2042 1,489,472
0.7
1,656,315
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.817%,
(SOFR30A + 3.750%),
02/25/2042 1,669,265
0.8
903,444
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 10.317%,
(SOFR30A + 5.250%),
05/25/2042 950,265
0.4
467,109
(1)(2)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.367%, (SOFR30A
+ 2.300%),
08/25/2033 467,682
0.2
496,276
(1)(2)
GCAT Trust 2022-INV3
B1, 4.627%,
08/25/2052 439,230
0.2
1,023,576
(1)(2)
GCAT Trust 2023-
NQM1 A2, 4.250%,
10/25/2057 909,654
0.4
631,068
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.632%,
05/25/2050 502,951
0.2
1,019,935
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.975%,
03/25/2050 895,203
0.4
873,856
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.975%,
03/25/2050 757,480
0.4
1,278,056
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.989%,
10/25/2052 919,962
0.4
931,073
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 753,669
0.4
1,204,593
(1)(2)
Home RE Ltd. 2019-1
M2, 8.400%, (US0001M
+ 3.250%),
05/25/2029 1,228,514
0.6
734,648
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.325%,
12/25/2051 537,345
0.3
451,722
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 294,371
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES SC FUND
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
700,876
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.570%, (US0001M +
0.420%),
02/25/2046 $ 521,487
0.2
286,299
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.621%,
06/25/2049 266,741
0.1
436,803
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.160%,
05/25/2052 286,283
0.1
495,863
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.093%,
07/25/2052 348,244
0.2
1,191,944
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.303%,
11/25/2052 872,276
0.4
1,025,642
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 A15B,
5.500%,
07/25/2053 982,436
0.5
793,863
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.812%,
07/25/2053 704,050
0.3
968,732
(1)(2)
J.P. Morgan Mortgage
Trust 2023-3 A15A,
5.000%,
10/25/2053 912,163
0.4
330,076
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.688%,
01/25/2044 281,316
0.1
973,925
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.450%,
01/25/2047 804,765
0.4
389,632
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.863%,
11/25/2048 348,578
0.2
394,798
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.780%,
12/25/2048 336,170
0.2
427,365
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.710%,
09/25/2048 369,832
0.2
605,544
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.710%,
09/25/2048 510,339
0.2
610,131
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.712%,
10/25/2048 525,694
0.2
823,793
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.241%,
02/25/2050 661,486
0.3
831,218
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.418%,
03/25/2050 687,330
0.3
888,158
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.621%,
10/25/2049 828,862
0.4
483,084
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.954%,
10/25/2049 445,698
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
986,596
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.376%,
05/25/2050 $ 842,606
0.4
559,824
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.699%,
12/25/2049 525,060
0.2
559,824
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.699%,
12/25/2049 522,150
0.2
706,778
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.381%,
03/25/2050 625,807
0.3
419,355
(1)(2)
JP Morgan Mortgage
Trust 2020-3 B2,
3.846%,
08/25/2050 352,975
0.2
704,375
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.578%,
12/25/2050 601,479
0.3
420,052
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.503%,
03/25/2051 339,802
0.2
373,245
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 290,248
0.1
400,898
(1)(2)
JP Morgan Trust
2015-1 B3, 6.191%,
12/25/2044 378,704
0.2
572,909
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.366%,
10/25/2048 514,112
0.2
731,308
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.322%,
03/25/2052 517,975
0.2
1,050,706
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 741,485
0.4
542,067
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.704%,
09/25/2057 479,877
0.2
519,804
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 479,133
0.2
1,144,363
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 8.417%,
(SOFR30A + 3.350%),
04/25/2034 1,136,661
0.5
419,934
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 325,509
0.2
1,128,033
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.974%,
10/25/2051 780,273
0.4
873,330
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 7.767%,
(SOFR30A + 2.700%),
12/27/2033 887,510
0.4
566,428
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.474%,
02/25/2050 470,794
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES SC FUND
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
542,884
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.560%,
02/25/2047 $ 475,419
0.2
749,198
(1)(2)
Sequoia Mortgage Trust
2017-5 B3, 3.779%,
08/25/2047 657,931
0.3
401,542
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.262%,
06/25/2049 349,080
0.2
487,536
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.925%,
08/25/2049 467,683
0.2
853,383
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.496%,
09/25/2049 783,246
0.4
502,532
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.496%,
09/25/2049 472,903
0.2
704,561
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.639%,
03/25/2050 567,796
0.3
566,995
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.322%,
04/25/2050 446,635
0.2
735,218
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.866%,
11/25/2051 527,805
0.2
605,403
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.149%,
01/25/2053 537,499
0.3
384,085
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.646%,
10/25/2047 337,564
0.2
358,505
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 305,281
0.1
903,444
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 742,077
0.4
602,296
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 509,359
0.2
752,870
(1)
Starwood Mortgage
Residential Trust 2020-
INV1 M1, 2.501%,
11/25/2055 619,743
0.3
1,124,686
(2)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 274,177
0.1
331,263
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.397%,
11/25/2057 316,250
0.2
576,336
(1)(2)
UWM Mortgage Trust
2021-INV1 B1, 3.160%,
08/25/2051 451,873
0.2
437,123
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.228%,
12/25/2051 302,049
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,428,684
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.240%,
01/25/2052 $ 992,676
0.5
317,384
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 266,190
0.1
600,199
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.371%,
12/25/2049 488,430
0.2
Total Collateralized
Mortgage Obligations
(Cost $67,664,338)
68,421,395
32.2
ASSET-BACKED SECURITIES : 22.5%
Automobile Asset-Backed Securities : 1.0%
542,000  Americredit Automobile
Receivables Trust
2019-2 D, 2.990%,
06/18/2025 533,398
0.2
1,009,000  AmeriCredit Automobile
Receivables Trust
2019-3 D, 2.580%,
09/18/2025 983,123
0.5
708,000  AmeriCredit Automobile
Receivables Trust
2020-2 D, 2.130%,
03/18/2026 670,789
0.3
2,187,310
1.0
Other Asset-Backed Securities : 17.6%
327,690
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 302,862
0.1
1,747,000
(1)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 1,426,890
0.7
834,405
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 738,450
0.4
1,041,500
(1)
Atrium XIV LLC
14A A2BR, 2.304%,
08/23/2030 932,025
0.4
937,350
(1)
Barings CLO Ltd.
2018-3A B2R, 2.268%,
07/20/2029 850,171
0.4
781,125
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
7.136%, (TSFR3M +
2.150%),
04/15/2035 720,429
0.3
1,367,688
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 1,238,345
0.6
811,855
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 693,036
0.3
417,335
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 396,582
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES SC FUND
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
554,855
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 $ 519,816
0.2
393,773
(1)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 345,109
0.2
613,915
(1)
Driven Brands Funding
LLC 2022-1A A2,
7.393%,
10/20/2052 618,391
0.3
916,520
(1)(2)
Dryden 92 CLO Ltd.
2021-92A E, 11.879%,
(US0003M + 6.500%),
11/20/2034 809,342
0.4
445,220
(1)
Five Guys Funding LLC
2017-1A A2, 4.600%,
07/25/2047 435,400
0.2
937,350
(1)(2)
Galaxy XXIII CLO Ltd.
2017-23A DR, 8.673%,
(US0003M + 3.400%),
04/24/2029 904,498
0.4
674,610
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 641,446
0.3
678,000
(1)(2)
Greystone CRE Notes
Ltd. 2021-FL3 E,
8.011%, (TSFR1M +
2.864%),
07/15/2039 624,948
0.3
522,641
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 392,797
0.2
1,384,539
(1)
Marlette Funding Trust
2023-1A A, 6.070%,
04/15/2033 1,379,789
0.7
436,542
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 373,739
0.2
291,651
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 266,716
0.1
372,231
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 309,909
0.1
284,675
(1)
Mosaic Solar Loan Trust
2023-1A B, 6.920%,
06/20/2053 275,673
0.1
1,500,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CR, 7.500%,
(US0003M + 2.250%),
10/20/2032 1,445,844
0.7
625,004
(1)(2)
Oaktree CLO Ltd.
2020-1A ER, 11.770%,
(US0003M + 6.510%),
07/15/2034 600,398
0.3
624,900
(1)(2)
Oaktree CLO Ltd.
2021-1A D, 8.510%,
(US0003M + 3.250%),
07/15/2034 588,266
0.3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
791,540
(1)(2)
Palmer Square CLO
Ltd. 2021-2A E,
11.610%, (US0003M +
6.350%),
07/15/2034 $ 749,855
0.4
650,937
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
D, 10.379%, (US0003M
+ 5.000%),
05/20/2029 614,858
0.3
1,000,000
(1)(2)
Parallel Ltd. 2023-1A
B, 8.759%, (TSFR3M +
3.500%),
07/20/2036 1,002,500
0.5
487,677
(1)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 486,942
0.2
937,350
(1)(2)
Sound Point CLO XIV
Ltd. 2016-3A DR,
8.923%, (US0003M +
3.650%),
01/23/2029 923,638
0.4
572,589
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 486,408
0.2
2,261,865
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 1,784,085
0.8
437,936
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 388,379
0.2
1,124,616
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 888,446
0.4
989,353
(1)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 868,330
0.4
750,000
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 719,809
0.3
1,963,809
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 1,750,913
0.8
448,780
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 397,419
0.2
416,600
(1)(2)
TCW CLO Ltd. 2017-
1A DRR, 8.969%,
(US0003M + 3.670%),
10/29/2034 378,970
0.2
1,041,500
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
7.760%, (US0003M +
2.500%),
04/15/2035 993,764
0.5
561,763
(1)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 465,417
0.2
738,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
B, 1.780%,
01/15/2025 682,761
0.3
730,301
(1)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 601,749
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES SC FUND
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
333,280
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 7.540%,
(US0003M + 2.280%),
07/15/2031 $ 315,599
0.2
1,127,424
(1)(2)
Venture XXI CLO Ltd.
2015-21A DR, 8.060%,
(US0003M + 2.800%),
07/15/2027 1,115,677
0.5
658,240
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 509,818
0.2
416,600
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 7.212%,
(US0003M + 1.950%),
07/18/2031 390,228
0.2
1,712,154
(1)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 1,484,610
0.7
1,938,001
(1)
ZAXBY'S FUNDING
LLC 2021-1A A2,
3.238%,
07/30/2051 1,621,322
0.8
37,452,368
17.6
Student Loan Asset-Backed Securities : 3.9%
312,158
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 284,440
0.1
2,055,350
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 1,886,532
0.9
790,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 670,336
0.3
376,000
(1)(2)
Sofi Professional Loan
Program LLC 2017-C
C, 4.210%,
07/25/2040 332,114
0.1
459,000
(1)(2)
SoFi Professional Loan
Program LLC 2017-A
C, 4.430%,
03/26/2040 421,713
0.2
376,000
(1)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 333,352
0.2
1,205,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 1,071,796
0.5
602,000
(1)
Sofi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 543,936
0.2
632,000
(1)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 581,407
0.3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
1,521,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 $ 1,192,432
0.6
1,235,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 1,005,165
0.5
8,323,223
3.9
Total Asset-Backed
Securities
(Cost $47,966,301)
47,962,901
22.5
Total Long-Term
Investments
(Cost $203,672,812)
204,148,019
95.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.1%
Commercial Paper : 3.1%
2,000,000  American Electric
Power Co., Inc.,
5.330
%,
07/11/2023 1,996,792
0.9
1,000,000
Duke Energy,
5.350
%,
07/13/2023 998,097
0.5
2,000,000
Kellogg Corp.,
5.270
%,
07/06/2023 1,998,270
0.9
1,700,000  Mondelez International,
5.280
%,
07/05/2023 1,698,770
0.8
Total Commercial Paper
(Cost $6,692,746)
6,691,929
3.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Mutual Funds: 0.5%
1,005,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.030%
(Cost $1,005,000)
1,005,000
0.5
Total Short-Term
Investments
(Cost $7,697,746)
7,696,929
3.6
Total Investments in
Securities
(Cost $211,370,558) $ 211,844,948 99.5
Assets in Excess of
Other Liabilities
1,070,443 0.5
Net Assets $ 212,915,391 100.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES SC FUND
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of June 30,
2023.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Rate shown is the 7-day yield as of June 30, 2023.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES SC FUND
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities $ — $ 87,763,723 $ — $ 87,763,723
Collateralized Mortgage Obligations — 68,421,395 — 68,421,395
Asset-Backed Securities — 47,962,901 — 47,962,901
Short-Term Investments 1,005,000 6,691,929 — 7,696,929
Total Investments, at fair value $ 1,005,000 $ 210,839,948 $ — $ 211,844,948
Other Financial Instruments+
Futures 1,188,471 — — 1,188,471
Total Assets $ 2,193,471 $ 210,839,948 $ — $ 213,033,419
Liabilities Table
Other Financial Instruments+
Futures $ (45,506) $ — $ — $ (45,506)
Total Liabilities $ (45,506) $ — $ — $ (45,506)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2023, the following futures contracts were outstanding for Voya VACS Series SC Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note 7 09/20/23 $ 785,859 $ (14,890)
U.S. Treasury 2-Year Note 2 09/29/23 406,688 (3,216)
U.S. Treasury Long Bond 24 09/20/23 3,045,750 (14,514)
U.S. Treasury Ultra 10-Year Note 9 09/20/23 1,065,938 (12,886)
U.S. Treasury Ultra Long Bond 14 09/20/23 1,907,062 3,274
$ 7,211,297 $ (42,232)
Short Contracts:
U.S. Treasury 5-Year Note (573) 09/29/23 (61,364,719) 1,185,197
$ (61,364,719) $ 1,185,197
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,477,274
Gross Unrealized Depreciation (2,002,884)
Net Unrealized Appreciation $ 474,390